Commitments (Tables)	9 Months Ended
Sep. 30, 2023
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at September 30, 2023. The expenditure is as follows:

September 30, 2023
£’000
Plant and equipment	1,624
Computer software	19
Computer equipment	16
Leasehold improvements	2,107
3,766